GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (637,264)		$ (637,264)		$ (575,404)
Net Loss	$ (22,175)	$ (1,897)	$ (61,860)	$ (12,500)